Premiums Receivable and Other Insurance Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Premiums Receivable and Other Insurance Assets [Abstract]
Prepaid reinsurance premiums	$ 288	$ 236
Reinsurance Receivables, Incurred but Not Reported Claims	182	234
Reinsurance Recoverables	13	40
Premiums Receivable, at Carrying Value	85	108
Deferred Policy Acquisition Costs	1,045	991
Premiums receivable and other insurance assets	$ 1,613	$ 1,609